Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income taxes
Components of income tax expense

	Millions of yen
	Year ended March 31
	2016	2017	2018
Current:
Domestic	¥72,272	¥52,004	¥35,018
Foreign	9,183	5,697	8,589

Subtotal	81,455	57,701	43,607

Deferred:
Domestic	(66,176)	20,239	64,340
Foreign	7,317	2,289	(4,081)

Subtotal	(58,859)	22,528	60,259

Total	¥22,596	¥80,229	¥103,866

Effective income tax rate reflected in consolidated statements of income

	Year ended March 31
	2016	2017	2018
Nomura’s effective statutory tax rate	33.0%	31.0%	31.0%
Impact of:
Changes in deferred tax valuation allowances	36.1	(10.8)	(22.8)
Additional taxable revenues	0.3	0.1	0.1
Non-deductible expenses	7.8	2.9	1.9
Non-taxable revenue	(7.2)	(2.6)	(3.6)
Dividends from foreign subsidiaries	0.0	0.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	0.1	0.0	0.0
Different tax rate applicable to income (loss) of foreign subsidiaries	1.1	0.3	0.8
Effect of changes in foreign tax laws	—	—	23.5
Effect of changes in domestic tax laws	(0.9)	1.0	—
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates(1)	(54.8)	1.7	1.7
Other	(1.8)	1.3	(0.9)

Effective tax rate	13.7%	24.9%	31.7%

(1)	The tax benefit recognized on the devaluation of investment in subsidiaries and affiliates during the year ended March 31, 2016 of approximately ¥90 billion (which impacts Nomura’s effective statutory tax rate by 54.8%) arises from the recognition of deferred tax assets from the decision of Nomura management to liquidate certain wholly-owned subsidiaries within Nomura during the year. Total valuation allowances of ¥24 billion have been recognized against these deferred tax assets, the impact of which are reported in changes in deferred tax valuation allowances for the same period.

Details of deferred tax assets and liabilities

	Millions of yen
	March 31
	2017	2018
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥17,988	¥19,982
Investments in subsidiaries and affiliates	100,100	36,189
Valuation of financial instruments	65,158	61,249
Accrued pension and severance costs	21,854	20,967
Other accrued expenses and provisions	84,268	76,578
Operating losses	406,440	340,780
Other	8,408	5,587

Gross deferred tax assets	704,216	561,332
Less—Valuation allowances	(519,492)	(422,280)

Total deferred tax assets	184,724	139,052

Deferred tax liabilities
Investments in subsidiaries and affiliates	125,752	127,041
Valuation of financial instruments	46,684	43,985
Undistributed earnings of foreign subsidiaries	947	1,137
Valuation of fixed assets	18,042	4,524
Other	5,840	3,342

Total deferred tax liabilities	197,265	180,029

Net deferred tax assets (liabilities)	¥(12,541)	¥(40,977)

Changes in valuation allowance for deferred tax assets

	Millions of yen
	Year ended March 31
	2016		2017		2018
Balance at beginning of year	¥565,103		¥543,489		¥519,492
Net change during the year	(21,614	)(1)	(23,997	)(2)	(97,212	)(3)

Balance at end of year	¥543,489		¥519,492		¥422,280

(1)	Primarily includes ¥7,003 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥27,757 million of valuation allowances of certain foreign subsidiaries and a reduction of ¥860 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥21,614 million of allowances decreased for the year ended March 31, 2016.
(2)	Primarily includes an increase of ¥2,040 million of valuation allowances of certain foreign subsidiaries partly because of changes in the expected realization of deferred tax assets, a reduction of ¥35,214 million of valuation allowances of certain foreign subsidiaries mainly by utilization of operating loss carryforwards, an increase of ¥5,811 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and an increase of ¥3,366million related to Japanese subsidiaries and the Company because of increase in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥23,997 million of allowances decreased for the year ended March 31, 2017.
(3)	Primarily includes a reduction of ¥80,459 million of valuation allowances of certain foreign subsidiaries mainly due to changes in tax laws in the U.S., an increase of ¥17,340 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards, and a reduction of ¥34,093 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets. In total, ¥97,212 million of allowances decreased for the year ended March 31, 2018.

Summarizes major jurisdictions subject to examination

Jurisdiction	Year
Japan	2013	(1)
United Kingdom	2016
United States	2015

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2012.